JPMorgan Income Builder Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Income Builder Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 523
Expense Example, No Redemption, 3 Years	743
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,659
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	821
Expense Example, No Redemption, 10 Years	1,696
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	238
Expense Example, No Redemption, 5 Years	429
Expense Example, No Redemption, 10 Years	$ 982